Quarterly Holdings Report
for
Fidelity® Investment Grade Securitized ETF
May 31, 2026
FIG-NPRT3-0726
1.9900961.105
Asset-Backed Securities - 10.1%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (f)	1,200,000	1,208,265
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (f)	261,630	263,643
TOTAL CANADA		1,471,908
UNITED STATES - 10.1%
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (f)	33,209	33,387
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (f)	573,981	574,389
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (f)	6,600,000	6,559,560
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (f)	7,020,000	6,981,035
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (f)	5,780,000	5,770,597
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (f)	1,948,409	1,954,992
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (f)	2,670,000	2,701,458
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (f)	332,939	333,244
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (f)	1,100,000	1,096,931
ARI Fleet Lease Trust Series 2025-B Class A2, 4.59% 3/15/2034 (f)	5,849,334	5,863,883
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (f)	422,402	422,708
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (f)	2,400,000	2,388,534
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (f)	6,000,000	5,967,222
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (f)	11,095,000	11,190,321
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (f)	2,858,115	2,845,750
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (f)	12,648,990	12,698,564
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (f)	2,200,000	2,189,827
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,148,599	1,155,863
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (f)	2,700,000	2,704,633
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	6,800,000	6,826,579
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	1,425,000	1,432,504
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	2,170,000	2,165,945
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	715,000	708,800
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	5,600,000	5,559,402
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (f)	3,929,124	3,932,930
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	22,986	22,989
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	2,800,000	2,817,461
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (f)	1,000,000	1,002,586
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (f)	976	980
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (f)	3,820,000	3,763,496
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (f)	1,064,195	1,068,905
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (f)	15,300,000	15,301,001
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (f)	2,900,000	2,892,072
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (f)	626,491	627,378
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (f)	2,340,000	2,352,195
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (f)	1,018,700	1,018,563
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (f)	5,800,000	5,849,834
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (f)	1,330,249	1,333,224
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (f)	2,675,000	2,672,429
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (f)	1,355,000	1,348,248
DLLMT Series 2023-1A Class A3, 5.34% 3/22/2027 (f)	87,501	87,640
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	10,600,000	10,600,699
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (f)	4,700,000	4,667,886
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (f)	462,700	466,338
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (f)	258,633	259,869
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (f)	414,000	416,932
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (f)	340,000	341,223
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	3,342,092	3,347,147
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	930,000	926,675
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	72,600	72,681
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	325,000	326,113
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	305,000	305,452
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3929% 4/15/2029 (f)(g)(i)	2,400,000	2,406,788
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	3,181,792	3,193,132
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (f)	500,000	500,193
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (f)	11,378,000	11,385,179
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (f)(g)(i)	9,320,000	9,322,797
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (f)	2,000,000	2,006,468
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (f)	4,161,691	4,168,464
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A2, 4.22% 5/15/2028 (f)	13,400,000	13,408,891
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (f)	430,000	431,378
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (f)	248,542	249,280
GreenSky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (f)	63,756	63,827
GreenSky Home Improvement Trust Series 2025-3A Class A3, 4.52% 12/27/2060 (f)	2,475,801	2,462,076
Honda Auto Receivables Owner Trust Series 2024-1 Class A3, 5.21% 8/15/2028	1,625,642	1,635,384
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (f)	1,764,551	1,769,879
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,224,217	1,225,420
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (f)	2,337	2,338
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	492,882	493,256
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (f)	3,760,284	3,782,054
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (f)	4,245,000	4,247,665
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	1,960,000	1,945,065
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (f)	27,800,000	27,449,343
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (f)	6,541,647	6,467,012
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (f)	8,863,000	9,031,562
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (f)	11,900,000	11,927,672
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (f)	271,123	271,178
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (f)	3,200,000	3,202,759
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (f)	2,510,000	2,501,074
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (f)	6,800,000	6,769,512
Optn Series 2026-A Class A, 4.32% 1/9/2034 (f)	985,000	977,415
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (f)	9,706,622	9,807,382
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (f)	613,278	615,700
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (f)	2,760,000	2,753,066
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (f)	620,000	616,136
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (f)	303,738	305,388
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (f)	2,900,000	2,898,293
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (f)	304,533	305,080
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (f)	822,342	823,339
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (f)(g)	832,342	832,937
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (f)	5,767,803	5,776,329
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (f)	1,447,842	1,452,724
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (f)	3,100,000	3,084,936
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (f)	800,000	800,077
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (f)	1,200,000	1,190,152
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	2,968,136	2,970,657
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	630,927	631,938
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	2,925,000	2,904,481
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (f)	4,597,361	4,601,083
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (f)	2,759,373	2,766,711
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (f)	373,789	376,483
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (f)	2,000,000	1,995,266
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (f)	2,300,000	2,274,597
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (f)	3,425,552	3,434,801
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (f)	11,892,311	11,877,835
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (f)	1,800,000	1,786,330
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (f)	5,600,000	5,621,466
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (f)	5,700,000	5,490,865
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (f)	26,025,000	25,954,635
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (f)	5,242,847	5,228,510
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (f)	1,400,000	1,396,289
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (f)	600,000	597,296
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (f)(h)	3,370,847	3,370,839
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	423,189	426,874
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (f)	308,299	308,393
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (f)	3,796,585	3,800,865
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (f)	7,600,000	7,581,093
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (f)	815,448	818,416
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (f)	8,209,456	8,280,932
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (f)	8,642,054	8,672,677
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (f)	2,700,000	2,684,576
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (f)	2,134,367	2,143,299
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (f)	4,658,777	4,608,104
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	406	407
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	2,750,000	2,756,827
TOTAL UNITED STATES		447,870,219
TOTAL ASSET-BACKED SECURITIES (Cost $449,198,803)		449,342,127

Collateralized Mortgage Obligations - 10.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.8%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (f)	55,799	49,294
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (f)(g)	1,554,634	1,533,501
BRAVO Residential Funding Trust Series 2025-NQM4 Class A1, 5.613% 2/25/2065 (f)(h)	6,094,634	6,131,604
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (f)(h)	2,978,891	2,970,560
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (f)(g)	45,749	45,599
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (f)	2,975,406	2,923,992
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (f)(g)	286,829	282,802
CIM Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (f)	3,591,031	3,358,720
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (f)	6,071,506	6,004,633
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (f)(g)	2,906,703	2,884,167
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (f)(g)	6,453,119	6,492,295
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	3,733,164	3,381,970
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	21,217,034	18,507,184
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,512,817	3,271,729
Fannie Mae Guaranteed REMIC Series 2021-13 Class BE, 1.25% 2/25/2050	74,081,114	57,811,814
Fannie Mae Guaranteed REMIC Series 2021-28 Class NC, 1% 5/25/2041	3,361,435	2,968,342
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	482,276	400,737
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,360,211	3,085,078
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	2,462,726	2,326,950
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	17,125	15,265
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	738,226	718,319
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (g)(i)	6,558,845	6,509,572
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (g)(i)	13,185,767	13,086,711
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (g)(i)	7,399,311	7,352,717
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (g)(i)	19,233,221	19,087,118
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	1,409,890	1,314,617
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (g)(i)	9,616,826	9,756,925
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (g)(i)	7,872,971	7,987,214
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (g)(i)	397,761	403,551
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (g)(i)	1,258,410	1,273,111
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (g)(i)	7,330,705	7,379,529
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (g)(i)	2,511,919	2,531,915
Fannie Mae Mortgage pass-thru certificates Series 2020-54 Class DA, 2% 6/25/2044	6,591,416	6,272,905
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	910,490	848,429
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	471,066	435,639
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (g)(i)	1,947,496	1,959,544
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2055 (g)(i)	8,379,103	8,454,382
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 2/25/2055 (g)(i)	10,884,658	10,925,418
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 8/25/2054 (g)(i)	4,057,903	4,123,586
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (g)(i)	2,392,707	2,407,355
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (g)(i)	2,940,617	2,966,186
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (g)(i)	3,547,202	3,576,725
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (g)(i)	2,514,629	2,533,499
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (g)(i)	2,640,800	2,659,582
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4383 Class BD, 2% 9/15/2044	5,393,624	4,799,998
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,484,786	5,221,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	2,599,668	2,316,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	904,082	731,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class CA, 2% 3/25/2044	235,496	225,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class KH, 2% 1/25/2044	2,267,398	2,180,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class TA, 2% 1/25/2044	743,606	712,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	9,935,460	9,588,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	7,787,436	7,360,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	12,163,812	10,162,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,792,868	1,382,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5181 Class TA, 2.5% 6/25/2048	3,717,533	3,325,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5188 Class GA, 2% 1/25/2052	2,301,428	2,093,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,652,339	5,038,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	17,206	15,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	18,157,117	17,111,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	2,030,489	1,857,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	2,030,489	1,857,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (g)(i)	943,273	934,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (g)(i)	2,169,888	2,150,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (g)(i)	3,668,641	3,635,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (g)(i)	2,325,634	2,296,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (g)(i)	7,472,835	7,419,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (g)(i)	1,224,444	1,242,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (g)(i)	1,918,020	1,929,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (g)(i)	6,329,362	6,362,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (g)(i)	1,962,589	1,967,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (g)(i)	3,658,522	3,685,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (g)(i)	4,927,021	4,961,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 3/25/2055 (g)(i)	17,372,984	17,571,044
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (f)	13,612,667	13,306,930
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (f)(g)	2,141,786	2,151,312
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (f)(g)	1,542,077	1,548,143
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (f)(g)	1,623,686	1,619,891
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (f)(g)	2,756,093	2,748,100
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (f)	5,785,507	5,612,326
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (f)(h)	4,052,586	4,068,841
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (f)(g)	2,728,397	2,711,354
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (f)(g)	625,539	611,339
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (f)(g)	2,185,000	2,140,426
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (f)	1,860,461	1,860,541
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (f)(g)	3,507,728	3,500,581
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (f)(g)	4,593,816	4,542,014
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (f)(h)	3,349,565	3,255,094
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (f)	13,621,646	13,204,209
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (f)(g)	1,772,807	1,772,989
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (f)(g)	1,285,708	1,264,060
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (f)(g)	1,377,473	1,350,431
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (f)	1,020,163	1,015,750
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (f)(g)	3,878,561	3,885,678
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (f)(g)	5,369,904	5,344,145
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (f)	2,466,711	2,426,242
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (f)(g)	3,312,000	3,311,957
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (f)	11,113,053	11,160,999
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (f)(g)	2,769,398	2,779,845
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (f)(h)	3,098,685	3,104,677
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (f)(g)	2,235,619	2,234,506
TOTAL UNITED STATES		481,680,947
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $476,266,957)		481,680,947

Commercial Mortgage Securities - 15.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.1%
3650R Commercial Mortgage Trust Series 2021-PF1 Class ASB, 2.372% 11/15/2054	1,400,000	1,329,524
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (f)(g)(i)	17,948,000	18,020,914
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (f)(g)(i)	1,490,000	1,490,467
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	364,623	360,948
BANK Series 2017-BNK7 Class ASB, 3.265% 9/15/2060	534,276	531,230
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,122	2,464,065
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	289,553	287,518
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	330,370	328,731
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	653,509	652,355
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	192,328	188,850
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	3,325,548	2,995,839
BANK5 Series 2025-5YR14 Class XA, 0.9827% 4/15/2058 (g)(j)	29,743,259	1,000,093
BANK5 Series 2025-5YR14 Class XB, 0.4889% 4/15/2058 (g)(j)	74,200,000	878,061
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (g)(j)	12,200,000	324,903
BANK5 Series 2026-5YR21 Class AS, 5.844% 4/15/2059	900,000	923,875
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (f)	3,204,865	3,167,715
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	4,675,000	4,211,979
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	568,651
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 1.1085% 11/15/2058 (f)(g)(j)	24,896,000	928,700
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	2,156,628	2,150,891
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,282,699
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	970,000	953,347
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	729,363
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	10,895,000	10,382,681
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	346,162	337,743
Benchmark Mortgage Trust Series 2021-B25 Class ASB, 2.271% 4/15/2054	5,205,859	4,933,597
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	5,400,000	5,519,333
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (g)(j)	45,400,000	615,714
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.7652% 8/15/2058 (f)(g)(j)	9,700,000	619,879
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (f)(g)(i)	1,522,034	1,523,937
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,029,232
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	18,034,000	18,820,145
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (g)(j)	39,396,000	917,966
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	7,300,000	7,268,197
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9228% 4/15/2058 (g)(j)	12,992,690	316,694
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (f)(g)(i)	6,400,000	6,400,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (f)(g)(i)	5,616,000	5,587,920
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (f)(g)(i)	7,531,378	7,519,617
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (f)(g)(i)	627,534	625,182
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (f)(g)(i)	884,910	881,594
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (f)(g)(i)	2,461,000	2,460,231
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (f)(g)(i)	4,762,776	4,771,706
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (f)(g)	745,273	745,972
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (f)(g)(i)	7,762,436	7,774,565
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (f)(g)(i)	5,396,873	5,390,127
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (f)(g)(i)	461,737	462,004
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3774% 10/15/2026 (f)(g)(i)	803,605	803,354
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (f)(g)(i)	4,213,233	4,218,499
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (f)(g)(i)	8,909,293	8,931,203
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (f)(g)(i)	1,026,000	1,026,961
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (f)	4,665,776	4,678,898
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (f)(g)	6,547,000	6,552,027
CFCRE Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.6436% 12/10/2054	340,009	339,634
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	7,609,000	7,508,042
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,567,567
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,317,921
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (f)(g)	2,000,000	1,976,201
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	336,331	336,333
DBJPM Mortgage Trust Series 2020-C9 Class A4, 1.644% 8/15/2053	2,100,000	1,908,366
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,000,000	1,786,757
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (f)(g)	2,420,000	2,433,553
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (f)(g)(i)	5,398,362	5,405,110
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (f)(g)(i)	958,318	960,414
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (f)(g)(i)	8,181,188	8,188,858
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (f)(g)(i)	861,030	864,259
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8073% 10/25/2031 (g)	500,000	440,681
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (g)	1,100,000	1,096,180
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4758% 3/25/2033 (g)	1,400,000	1,395,692
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	5,800,000	5,673,996
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (g)	917,717	896,343
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	15,900,000	15,981,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (g)	12,884,523	12,825,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,762,061	2,734,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	9,800,000	9,691,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	62,549	61,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,851,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,661,397	3,622,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,184,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	4,964,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,700,000	2,669,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,062,384	1,048,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	96,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	2,200,000	1,961,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	7,223,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	21,200,000	18,877,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	3,600,000	3,593,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (g)(i)	8,758,284	8,736,580
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (g)	4,700,000	4,683,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (g)	3,200,000	3,180,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (g)	4,800,000	4,789,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 3/25/2030 (g)(i)	20,762,710	20,737,948
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	5,200,000	5,200,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (g)	8,700,000	8,662,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (g)(i)	6,194,748	6,190,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (g)	2,600,000	2,590,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (g)	3,000,000	2,967,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (g)	27,287,325	27,239,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (g)(i)	16,289,621	16,267,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	4,000,000	3,974,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	10,800,000	10,698,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (g)(i)	6,903,861	6,894,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (g)(i)	17,392,441	17,368,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (g)(i)	17,698,136	17,687,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (g)(i)	18,999,462	18,978,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (g)	13,399,301	13,399,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (g)	15,798,053	15,791,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (g)(i)	16,697,255	16,702,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (g)	10,599,886	10,599,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (g)(i)	21,200,000	21,199,886
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	4,850,000	4,615,535
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	395,675
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	94,748
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	3,018,000	2,645,093
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (f)(g)(i)(k)	605,000	603,109
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (f)(g)	1,456,000	1,453,119
Houston Galleria Mall Trust Series 2025-HGLR Class A, 5.6439% 2/5/2045 (f)(g)	3,120,000	3,189,517
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (f)(g)	1,637,000	1,636,744
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	13,545	13,487
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	101,655	101,329
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	14,477,167	13,177,918
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	85,670
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (f)(g)(i)	6,100,000	5,863,625
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (f)(g)(i)	2,512,000	2,507,290
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class A4, 3.536% 11/15/2052	5,210,000	5,148,004
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	10,000	9,958
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	3,405,000	3,362,231
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	173,561	171,061
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (g)	3,435,715	3,068,311
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (f)(g)	953,031	935,106
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (f)(g)(i)	6,465,000	6,469,041
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (f)(g)(i)	1,303,000	1,303,000
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (f)(g)(i)	11,500,000	11,507,188
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (f)	4,970,612	4,942,109
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (f)(g)	3,073,000	3,055,883
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (f)(g)(i)	9,227,000	9,232,775
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (f)(g)(i)	1,000,000	999,999
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,593,130
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	5,600,000	5,744,819
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	1,531,750	1,528,711
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	970,549	957,869
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	91,492	89,899
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	337,440	330,755
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.2095% 8/15/2054 (g)(j)	25,751,000	1,299,192
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (f)(g)(i)	603,000	600,491
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9177% 10/15/2041 (f)(g)(i)	2,500,000	2,491,552
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.3451% 5/15/2058 (g)(j)	21,300,956	817,927
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.739% 5/15/2058 (g)(j)	57,043,000	1,148,538
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (f)(g)	1,226,000	1,225,735
TOTAL UNITED STATES		673,327,770
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $673,426,737)		673,327,770

U.S. Government Agency - Mortgage Securities - 101.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 101.4%
Fannie Mae 2% 11/1/2051	5,366,615	4,342,305
Fannie Mae 2% 2/1/2052	1,251,186	1,022,932
Fannie Mae 2% 3/1/2052	18,447,904	14,903,748
Fannie Mae 2.5% 4/1/2052	15,598,104	13,329,954
Fannie Mae 2.5% 4/1/2052	12,165,773	10,373,914
Fannie Mae 2.5% 6/1/2052	5,546,683	4,743,596
Fannie Mae 3% 12/1/2051	16,499,211	14,569,011
Fannie Mae 3% 6/1/2052	5,774,047	5,145,470
Fannie Mae 5.5% 2/1/2055	9,798,230	9,954,353
Fannie Mae 5.5% 9/1/2054	40,782	41,110
Fannie Mae 6% 10/1/2054	5,079,895	5,262,648
Fannie Mae 6.5% 7/1/2054	2,449,439	2,579,396
Fannie Mae 7% 6/1/2054	158,555	170,241
Fannie Mae 7% 7/1/2054	144,589	155,675
Fannie Mae 7% 8/1/2054	242,615	259,719
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	32,514	29,222
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	6,947,307	5,876,265
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	27,890	21,372
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	10,113,023	9,120,756
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	5,878,522	5,292,549
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	3,817,538	3,437,004
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	868,747	785,408
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	27,899,556	23,616,296
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,151,431	3,737,615
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	23,443,175	21,106,353
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	6,099,852	5,463,224
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,862,430	2,577,102
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	20,146,504	18,138,294
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	75,495	68,323
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	8,244,537	7,435,601
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	11,251,275	9,096,746
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	56,940	46,446
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	813,080	658,652
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	21,686	17,689
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	11,614	9,523
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	120,345	98,127
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	52,196	42,576
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	36,150	29,193
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	47,018	41,066
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	18,802	16,282
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	263,408	215,190
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	182,359	149,263
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	111,060	90,418
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	21,276	17,189
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,111,314	899,201
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	45,940	37,602
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,700,766	1,468,808
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,389	20,710
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,716	15,266
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,456,955	4,451,214
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,474,866	2,020,284
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	419,487	338,896
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	344,498	283,051
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	126,647	103,543
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	6,577,163	5,317,689
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,251,614	2,636,069
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	994,671	817,254
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	456,122	372,057
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	357,775	291,835
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	340,517	278,610
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	121,912	99,443
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	24,799	20,229
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	19,468	15,879
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,304	13,298
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	20,318,191	16,668,699
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,629,730	8,660,658
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,084,026	8,212,890
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,382,312	3,563,676
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,190,153	2,597,208
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,166,230	2,582,680
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,850,826	2,325,406
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,776,387	1,448,991
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,090,802	892,830
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	875,440	716,555
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	716,477	578,830
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	510,566	417,424
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	279,584	228,230
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	191,994	156,969
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,885,196	3,946,667
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,417,297	2,770,388
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,312,218	1,078,162
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	131,709	108,217
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	127,611	104,450
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	119,223	97,958
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,706	20,214
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	13,498,912	10,913,978
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	6,312,239	5,174,508
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,283,605	3,460,652
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	54,902	44,783
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,047,125	967,479
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	10,869,965	8,805,438
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	5,871,075	4,755,985
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,219,960	1,919,632
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	521,268	422,516
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	220,821	178,329
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	107,159	87,275
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	27,337	22,077
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	415,424	335,614
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	5,542,791	5,327,641
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,883,760	5,912,896
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,561,964	3,871,514
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,442,123	2,074,798
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	368,766	315,604
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	39,227	33,106
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,508,798	1,281,857
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	960,291	821,853
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,316,772	13,132,610
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,008,025	854,516
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	746,993	641,406
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	33,639	32,350
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	7,564,155	7,147,181
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	38,388,276	32,854,149
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,348,195	3,707,763
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,201,987	1,027,204
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	17,626,094	15,101,607
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,150,112	1,852,242
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	14,367	13,601
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,814,328	4,093,205
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,737,831	1,487,302
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,069,133	6,056,661
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,298,459	3,668,039
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,010,788	2,566,397
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,638,562	2,247,463
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,610,002	2,227,214
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,908,786	1,631,822
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	3,126,321	3,018,978
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	16,406,493	14,102,826
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	14,362,687	12,256,228
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,593,188	5,626,218
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,392,404	4,621,766
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,337,936	3,704,437
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,538,359	2,172,424
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,730,059	1,481,732
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	973,637	827,190
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,968,135	3,831,859
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,800,444	3,665,872
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,421,232	3,301,955
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,389,263	3,269,245
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,361,784	3,242,804
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	2,807,101	2,710,574
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	21,702,887	18,560,593
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,812,894	3,251,304
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	284,289	242,417
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	4,901,505	4,728,008
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,128,630	3,016,221
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,979,524	2,875,639
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	33,989	29,898
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,390,654	3,749,457
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052 (e)	15,508,479	13,282,440
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	6,513,984	5,599,343
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,144,714	1,838,209
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	147,931	127,067
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	21,712,799	18,602,997
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	48,565,399	41,700,709
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	52,259,270	44,872,453
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	47,833,706	40,937,908
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,206,222	4,637,834
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	135,204	120,274
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	97,065	86,347
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	15,696	13,839
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,160,655	1,899,784
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,730,576	1,524,335
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,748,946	1,567,296
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	13,250,253	11,778,814
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	16,922	14,877
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	7,596,029	6,924,466
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,253,399	10,024,810
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,742,276	3,313,832
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	23,010,707	20,563,233
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	18,529	16,338
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,526,613	8,435,935
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049 (e)	15,282,673	13,561,654
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,973,660	3,506,309
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	6,803,380	6,043,613
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	18,583,701	16,531,597
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	290,968	268,175
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	171,081	157,679
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	84,150	77,847
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	13,004,856	12,112,098
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,676,008	1,556,763
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	557,313	516,568
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	21,464	19,963
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	16,424,376	15,132,630
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,549,217	3,264,533
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,702,578	2,490,025
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,332,776	2,150,037
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	2,738,655	2,522,409
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	16,823	15,493
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,514,278	2,310,249
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	15,874,055	14,630,551
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	13,503,161	12,415,845
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	1,472,746	1,362,440
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,000,008	952,844
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	17,429,419	16,542,023
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	3,517,230	3,348,047
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,303,798	1,242,306
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	154,209	146,936
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	748,745	713,432
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	667,050	635,589
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	163,615	155,860
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	13,581	13,224
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	17,794	16,873
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	163,045	155,317
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	945,337	900,752
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	92,323	87,969
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,667,744	1,588,696
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	10,770,651	10,180,036
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	10,456	10,225
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	418,850	414,604
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	17,153	16,946
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	35,962	35,524
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	37,149	37,091
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	17,801,862	17,746,023
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	14,176,489	14,167,463
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	268,239	268,320
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	540,317	535,177
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,658,033	3,735,524
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,347,697	4,401,755
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,618,585	3,694,109
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	41,648	42,152
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	54,466,951	55,467,580
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	857,141	870,477
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,579,817	2,635,274
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	700,457	709,167
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	6,903,294	7,158,656
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,841,191	6,062,740
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	810,820	843,094
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	10,140,206	10,496,610
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	24,236,778	25,108,713
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,228,756	5,430,344
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,936,257	2,013,328
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	781,392	812,982
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	9,278,590	9,621,093
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,417,694	3,561,208
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,982,233	3,087,237
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,134,158	7,409,207
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	4,680,550	4,871,607
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	4,593,095	4,787,759
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	2,222,423	2,316,613
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	18,931	19,420
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,226,941	5,421,518
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	4,830,587	5,003,690
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,727,419	3,865,010
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	37,543	38,706
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	18,703,137	19,447,593
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	10,838,041	11,234,721
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	10,669,112	10,952,161
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,842,252	2,935,622
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,513,562	3,640,991
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	734,676	764,607
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,697,813	2,846,848
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	6,490,447	6,857,111
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	4,184,105	4,413,940
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	1,866,239	1,969,977
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	291,905	306,311
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	1,495,540	1,576,499
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	340,849	359,508
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	324,982	341,950
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	242,699	256,030
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,776,053	2,928,543
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	6,442,856	6,763,380
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	1,047,067	1,102,620
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	417,193	440,892
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	788,966	829,148
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,735,553	13,507,756
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,879,658	10,419,265
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	18,598	19,614
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	6,204,767	6,563,049
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	14,709,573	15,517,578
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,493,581	3,685,812
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	16,989	17,896
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	330,275	346,766
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	65,039	69,924
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	8,308,021	8,912,552
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,713,335	5,034,574
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,362,896	3,593,146
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,680,817	2,878,400
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,168,492	2,317,133
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,895,673	2,028,723
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	100,974	107,774
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	82,375	87,459
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	327,189	349,924
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	237,146	253,958
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	181,007	193,654
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	47,650	50,885
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,318,753	1,411,311
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	250,148	268,812
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	86,267	92,504
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	68,565	73,366
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	36,761	39,031
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	4,393,517	4,704,972
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	309,226	329,253
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	280,966	300,115
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	192,213	204,887
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	165,049	175,819
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	74,590	79,930
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	32,619	34,874
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	109,538	116,310
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	65,904	70,695
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	53,106	56,624
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	46,890	49,888
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	43,688	46,632
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	41,884	44,524
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	41,026	43,540
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,110,517	2,270,354
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,047,821	2,188,191
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,095,030	1,171,886
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	887,440	944,540
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	565,099	601,698
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	528,709	563,959
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	302,818	323,339
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	140,335	149,312
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	22,048	23,558
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	65,088	69,375
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	63,831	68,132
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	43,673	46,797
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	39,889	42,343
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	57,293	61,480
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	3,288,886	3,519,722
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	2,252,948	2,412,658
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	67,896	72,418
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	30,026	32,149
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	21,933	23,580
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	44,371	47,371
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	42,744	45,748
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	45,589	48,921
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	70,794	75,388
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	34,696	37,063
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	144,970	154,506
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	20,816	22,325
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,538,363	2,735,362
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	102,191	109,963
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	160,294	172,834
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	153,762	164,326
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	147,457	158,249
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	110,618	119,272
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	98,587	105,476
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	33,774	36,216
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	58,332	62,164
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	57,370	61,500
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	56,229	59,956
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	45,115	48,535
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	2,669,065	2,852,019
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	108,785	116,064
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	2,062,107	2,212,801
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,099,019	1,182,595
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	784,408	842,466
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	34,160	36,549
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	37,863	40,243
Freddie Mac 7% 1/1/2055	42,982	45,967
Freddie Mac Gold Pool 1.5% 1/1/2051	27,608	21,156
Freddie Mac Gold Pool 1.5% 11/1/2035	395,157	356,385
Freddie Mac Gold Pool 1.5% 2/1/2037	8,684,516	7,805,271
Freddie Mac Gold Pool 1.5% 2/1/2041	28,727,217	24,277,308
Freddie Mac Gold Pool 1.5% 2/1/2051	28,048	21,493
Freddie Mac Gold Pool 1.5% 4/1/2041	14,858,047	12,537,854
Freddie Mac Gold Pool 1.5% 4/1/2051	41,134	31,483
Freddie Mac Gold Pool 1.5% 5/1/2036	43,054,039	38,896,944
Freddie Mac Gold Pool 2% 1/1/2051	9,715,429	7,855,002
Freddie Mac Gold Pool 2% 1/1/2052	3,678,828	3,007,701
Freddie Mac Gold Pool 2% 1/1/2052	331,379	267,198
Freddie Mac Gold Pool 2% 1/1/2052	222,733	182,309
Freddie Mac Gold Pool 2% 10/1/2050	793,843	643,069
Freddie Mac Gold Pool 2% 10/1/2050	29,712	24,069
Freddie Mac Gold Pool 2% 11/1/2050	46,984,208	38,016,473
Freddie Mac Gold Pool 2% 11/1/2050	2,429,338	1,987,673
Freddie Mac Gold Pool 2% 11/1/2050	66,352	53,688
Freddie Mac Gold Pool 2% 11/1/2050	44,037	35,632
Freddie Mac Gold Pool 2% 11/1/2051	283,649	231,105
Freddie Mac Gold Pool 2% 11/1/2051	36,101	29,312
Freddie Mac Gold Pool 2% 12/1/2051	2,169,319	1,766,114
Freddie Mac Gold Pool 2% 12/1/2051	1,396,995	1,140,396
Freddie Mac Gold Pool 2% 12/1/2051	81,662	66,764
Freddie Mac Gold Pool 2% 2/1/2051	8,161,995	6,599,038
Freddie Mac Gold Pool 2% 2/1/2051	54,105	44,455
Freddie Mac Gold Pool 2% 2/1/2051	53,288	43,783
Freddie Mac Gold Pool 2% 2/1/2051	34,044	27,929
Freddie Mac Gold Pool 2% 2/1/2051	34,079	27,606
Freddie Mac Gold Pool 2% 2/1/2052	952,440	776,901
Freddie Mac Gold Pool 2% 3/1/2041	72,332	63,262
Freddie Mac Gold Pool 2% 3/1/2051	27,742,356	22,473,264
Freddie Mac Gold Pool 2% 3/1/2051	9,729,129	7,866,079
Freddie Mac Gold Pool 2% 3/1/2051	236,482	192,897
Freddie Mac Gold Pool 2% 3/1/2051	187,921	153,286
Freddie Mac Gold Pool 2% 3/1/2051	26,665	21,751
Freddie Mac Gold Pool 2% 3/1/2051	16,242	13,248
Freddie Mac Gold Pool 2% 4/1/2051	481,375	388,895
Freddie Mac Gold Pool 2% 4/1/2051	54,215	44,545
Freddie Mac Gold Pool 2% 4/1/2052	8,327,647	6,766,800
Freddie Mac Gold Pool 2% 4/1/2052	31,482	25,670
Freddie Mac Gold Pool 2% 5/1/2051	16,153,070	13,160,843
Freddie Mac Gold Pool 2% 5/1/2051	2,557,620	2,066,258
Freddie Mac Gold Pool 2% 5/1/2051	892,555	730,563
Freddie Mac Gold Pool 2% 5/1/2052	5,585,645	4,554,440
Freddie Mac Gold Pool 2% 6/1/2035	62,961	58,192
Freddie Mac Gold Pool 2% 6/1/2050	25,004,732	20,255,595
Freddie Mac Gold Pool 2% 6/1/2051	25,398	20,518
Freddie Mac Gold Pool 2% 6/1/2052	7,388,484	5,973,648
Freddie Mac Gold Pool 2% 6/1/2052	584,120	471,718
Freddie Mac Gold Pool 2% 7/1/2041	18,363	15,965
Freddie Mac Gold Pool 2% 7/1/2050	416,869	340,038
Freddie Mac Gold Pool 2% 7/1/2050	40,216	32,578
Freddie Mac Gold Pool 2% 7/1/2050	29,181	23,638
Freddie Mac Gold Pool 2% 7/1/2051	1,236,188	1,016,466
Freddie Mac Gold Pool 2% 8/1/2036	1,560,502	1,441,808
Freddie Mac Gold Pool 2% 8/1/2050	5,288,891	4,284,374
Freddie Mac Gold Pool 2% 8/1/2051	473,132	383,270
Freddie Mac Gold Pool 2% 8/1/2052	21,420	17,252
Freddie Mac Gold Pool 2% 9/1/2050 (b)	15,323,248	12,412,911
Freddie Mac Gold Pool 2% 9/1/2050	495,977	401,777
Freddie Mac Gold Pool 2% 9/1/2050	445,859	363,407
Freddie Mac Gold Pool 2% 9/1/2050	147,061	119,130
Freddie Mac Gold Pool 2% 9/1/2050	20,858	16,897
Freddie Mac Gold Pool 2% 9/1/2051	182,504	148,810
Freddie Mac Gold Pool 2% 9/1/2051	182,230	148,588
Freddie Mac Gold Pool 2% 9/1/2051	31,525	25,705
Freddie Mac Gold Pool 2.5% 1/1/2052	4,879,796	4,118,368
Freddie Mac Gold Pool 2.5% 1/1/2052	122,863	104,997
Freddie Mac Gold Pool 2.5% 10/1/2050	4,751,069	4,079,508
Freddie Mac Gold Pool 2.5% 11/1/2041	18,960	16,931
Freddie Mac Gold Pool 2.5% 11/1/2050	18,972,740	16,279,096
Freddie Mac Gold Pool 2.5% 11/1/2050	389,821	333,623
Freddie Mac Gold Pool 2.5% 11/1/2051	80,546,021	69,009,866
Freddie Mac Gold Pool 2.5% 12/1/2050	709,714	608,953
Freddie Mac Gold Pool 2.5% 2/1/2051	3,200,543	2,744,148
Freddie Mac Gold Pool 2.5% 4/1/2052	61,241,082	52,412,451
Freddie Mac Gold Pool 2.5% 4/1/2052 (b)(c)	21,765,223	18,607,102
Freddie Mac Gold Pool 2.5% 4/1/2052	5,342,314	4,567,147
Freddie Mac Gold Pool 2.5% 4/1/2052	4,312,384	3,690,702
Freddie Mac Gold Pool 2.5% 5/1/2052	15,098,551	12,884,169
Freddie Mac Gold Pool 2.5% 7/1/2043	46,977	41,342
Freddie Mac Gold Pool 2.5% 8/1/2050	2,786,454	2,388,237
Freddie Mac Gold Pool 2.5% 9/1/2051	2,568,401	2,201,346
Freddie Mac Gold Pool 3% 10/1/2049	4,482,062	3,961,919
Freddie Mac Gold Pool 3% 10/1/2051	8,058,296	7,085,358
Freddie Mac Gold Pool 3% 3/1/2052	16,806,694	14,940,312
Freddie Mac Gold Pool 3% 4/1/2050	8,161,246	7,214,134
Freddie Mac Gold Pool 3% 6/1/2052	9,644,930	8,613,044
Freddie Mac Gold Pool 3% 6/1/2052	3,064,165	2,736,338
Freddie Mac Gold Pool 3% 6/1/2052	17,761	15,615
Freddie Mac Gold Pool 3% 7/1/2052	6,298,243	5,567,333
Freddie Mac Gold Pool 3% 8/1/2052	10,772,949	9,579,981
Freddie Mac Gold Pool 3% 8/1/2052	9,251,702	8,227,192
Freddie Mac Gold Pool 3% 9/1/2049	82,035	73,258
Freddie Mac Gold Pool 3.5% 1/1/2048	3,095,718	2,853,213
Freddie Mac Gold Pool 3.5% 1/1/2048	467,471	430,852
Freddie Mac Gold Pool 3.5% 11/1/2051	1,852,869	1,708,881
Freddie Mac Gold Pool 3.5% 2/1/2052	1,029,471	939,625
Freddie Mac Gold Pool 3.5% 2/1/2053	19,168,686	17,601,204
Freddie Mac Gold Pool 3.5% 3/1/2048	1,834,098	1,698,820
Freddie Mac Gold Pool 3.5% 4/1/2047	40,430	37,301
Freddie Mac Gold Pool 3.5% 4/1/2050	1,002,814	924,572
Freddie Mac Gold Pool 3.5% 4/1/2052	10,833,810	9,930,968
Freddie Mac Gold Pool 3.5% 4/1/2052	1,989,431	1,821,154
Freddie Mac Gold Pool 3.5% 6/1/2046	56,962	52,571
Freddie Mac Gold Pool 3.5% 6/1/2047	317,549	292,773
Freddie Mac Gold Pool 3.5% 6/1/2052	3,676,639	3,388,627
Freddie Mac Gold Pool 3.5% 7/1/2048	4,889,567	4,506,540
Freddie Mac Gold Pool 3.5% 7/1/2049	2,764,066	2,543,222
Freddie Mac Gold Pool 3.5% 7/1/2052	1,564,393	1,439,401
Freddie Mac Gold Pool 3.5% 8/1/2049	4,928,324	4,548,421
Freddie Mac Gold Pool 3.5% 8/1/2051	33,104	30,418
Freddie Mac Gold Pool 4% 11/1/2051	282,332	269,016
Freddie Mac Gold Pool 4% 2/1/2052	136,399	129,753
Freddie Mac Gold Pool 4% 2/1/2052	116,686	111,183
Freddie Mac Gold Pool 4% 2/1/2053	15,064,463	14,256,284
Freddie Mac Gold Pool 4% 2/1/2053	1,668,661	1,579,140
Freddie Mac Gold Pool 4% 4/1/2052	282,991	269,145
Freddie Mac Gold Pool 4% 4/1/2052	208,645	198,436
Freddie Mac Gold Pool 4% 6/1/2052	154,447	147,126
Freddie Mac Gold Pool 4% 7/1/2052	254,079	242,037
Freddie Mac Gold Pool 4% 8/1/2052	156,304	148,895
Freddie Mac Gold Pool 4% 9/1/2051	311,277	296,596
Freddie Mac Gold Pool 4.5% 2/1/2041	5,800,211	5,741,401
Freddie Mac Gold Pool 4.5% 4/1/2041	10,973,420	10,862,159
Freddie Mac Gold Pool 5% 7/1/2038	6,053,189	6,128,207
Freddie Mac Gold Pool 5% 8/1/2052	27,379,463	27,286,906
Freddie Mac Gold Pool 5.5% 1/1/2055	15,108,687	15,392,628
Freddie Mac Gold Pool 5.5% 1/1/2055	7,018,626	7,138,794
Freddie Mac Gold Pool 5.5% 10/1/2054	9,293,625	9,452,744
Freddie Mac Gold Pool 5.5% 10/1/2054	883,895	891,018
Freddie Mac Gold Pool 5.5% 11/1/2054	8,608,094	8,787,756
Freddie Mac Gold Pool 5.5% 11/1/2054	5,736,124	5,848,674
Freddie Mac Gold Pool 5.5% 3/1/2053	35,177	35,944
Freddie Mac Gold Pool 5.5% 8/1/2055	7,290,568	7,429,062
Freddie Mac Gold Pool 5.5% 9/1/2053	3,802,709	3,876,278
Freddie Mac Gold Pool 5.5% 9/1/2054	3,576,601	3,644,543
Freddie Mac Gold Pool 6% 10/1/2054	664,631	691,086
Freddie Mac Gold Pool 6% 12/1/2052	2,290,534	2,375,801
Freddie Mac Gold Pool 6% 12/1/2054	3,569,308	3,695,485
Freddie Mac Gold Pool 6% 12/1/2055	2,887,389	3,000,514
Freddie Mac Gold Pool 6% 2/1/2055	15,284,492	15,897,650
Freddie Mac Gold Pool 6% 4/1/2039	1,610,148	1,664,828
Freddie Mac Gold Pool 6% 4/1/2040	5,373,729	5,531,030
Freddie Mac Gold Pool 6% 4/1/2054 (e)	10,114,460	10,507,571
Freddie Mac Gold Pool 6% 4/1/2054	401,854	414,684
Freddie Mac Gold Pool 6% 5/1/2054	6,254,133	6,508,934
Freddie Mac Gold Pool 6% 7/1/2039	3,676,462	3,787,527
Freddie Mac Gold Pool 6% 8/1/2055	9,385,625	9,741,610
Freddie Mac Gold Pool 6% 9/1/2039	6,159,758	6,355,467
Freddie Mac Gold Pool 6% 9/1/2039	996,644	1,028,746
Freddie Mac Gold Pool 6% 9/1/2054	6,473,597	6,737,340
Freddie Mac Gold Pool 6% 9/1/2054	6,290,166	6,516,460
Freddie Mac Gold Pool 6.5% 1/1/2054	5,100,632	5,361,685
Freddie Mac Gold Pool 6.5% 1/1/2054	4,492,179	4,731,777
Freddie Mac Gold Pool 6.5% 11/1/2054	7,546,749	7,958,938
Freddie Mac Gold Pool 6.5% 12/1/2053	1,739,529	1,836,224
Freddie Mac Gold Pool 6.5% 12/1/2054	10,889,636	11,546,511
Freddie Mac Gold Pool 6.5% 4/1/2054	783,223	824,998
Freddie Mac Gold Pool 6.5% 6/1/2054	19,300,346	20,360,523
Freddie Mac Gold Pool 6.5% 6/1/2054	5,524,468	5,841,740
Freddie Mac Gold Pool 6.5% 7/1/2054	152,391	161,488
Freddie Mac Gold Pool 6.5% 7/1/2055	16,062,630	16,975,076
Freddie Mac Gold Pool 6.5% 7/1/2055	3,246,831	3,421,123
Freddie Mac Gold Pool 6.5% 9/1/2054	11,601,044	12,293,581
Freddie Mac Gold Pool 6.5% 9/1/2054	6,601,327	6,978,381
Freddie Mac Gold Pool 7% 1/1/2054	6,824,302	7,292,080
Freddie Mac Gold Pool 7% 1/1/2054	4,566,616	4,888,559
Freddie Mac Gold Pool 7% 1/1/2054	4,381,498	4,681,490
Freddie Mac Gold Pool 7% 1/1/2054	4,279,498	4,579,861
Freddie Mac Gold Pool 7% 1/1/2054	2,511,435	2,684,368
Freddie Mac Gold Pool 7% 1/1/2054	57,611	61,583
Freddie Mac Gold Pool 7% 10/1/2053	34,400	36,518
Freddie Mac Gold Pool 7% 10/1/2055	67,093	71,944
Freddie Mac Gold Pool 7% 10/1/2055	47,207	50,605
Freddie Mac Gold Pool 7% 10/1/2055	34,332	36,803
Freddie Mac Gold Pool 7% 11/1/2053	966,423	1,034,932
Freddie Mac Gold Pool 7% 11/1/2055	391,672	420,846
Freddie Mac Gold Pool 7% 11/1/2055	320,688	344,874
Freddie Mac Gold Pool 7% 11/1/2055	264,163	284,706
Freddie Mac Gold Pool 7% 11/1/2055	165,614	178,803
Freddie Mac Gold Pool 7% 11/1/2055	87,810	93,599
Freddie Mac Gold Pool 7% 11/1/2055	74,924	79,973
Freddie Mac Gold Pool 7% 11/1/2055	68,568	73,130
Freddie Mac Gold Pool 7% 11/1/2055	40,420	42,901
Freddie Mac Gold Pool 7% 11/1/2055	36,975	39,480
Freddie Mac Gold Pool 7% 12/1/2053	490,113	521,648
Freddie Mac Gold Pool 7% 12/1/2053	372,045	396,141
Freddie Mac Gold Pool 7% 12/1/2053	33,418	35,774
Freddie Mac Gold Pool 7% 12/1/2053	26,434	28,277
Freddie Mac Gold Pool 7% 12/1/2054	45,695	48,508
Freddie Mac Gold Pool 7% 12/1/2055	47,184	50,101
Freddie Mac Gold Pool 7% 2/1/2054	2,168,646	2,316,451
Freddie Mac Gold Pool 7% 3/1/2054	63,626	68,282
Freddie Mac Gold Pool 7% 3/1/2054	40,113	42,699
Freddie Mac Gold Pool 7% 3/1/2054	31,524	33,631
Freddie Mac Gold Pool 7% 3/1/2054	29,532	31,506
Freddie Mac Gold Pool 7% 5/1/2055	56,002	59,691
Freddie Mac Gold Pool 7% 6/1/2054	4,193,909	4,491,213
Freddie Mac Gold Pool 7% 6/1/2054	3,810,404	4,072,783
Freddie Mac Gold Pool 7% 7/1/2043	63,183	67,425
Freddie Mac Gold Pool 7% 7/1/2054	99,422	106,462
Freddie Mac Gold Pool 7% 7/1/2054	26,118	27,873
Freddie Mac Gold Pool 7% 7/1/2054	25,342	27,083
Freddie Mac Gold Pool 7% 8/1/2054	2,909,505	3,136,217
Freddie Mac Gold Pool 7% 8/1/2054	1,825,014	1,957,240
Freddie Mac Gold Pool 7% 8/1/2054	69,537	74,168
Freddie Mac Gold Pool 7% 9/1/2043	99,698	105,956
Freddie Mac Gold Pool 7% 9/1/2054	2,169,817	2,319,058
Freddie Mac Gold Pool 7% 9/1/2055	44,094	47,327
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,238,596	6,468,883
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	3,563,682	3,693,002
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	803,329	847,456
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	744,574	786,637
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	225,524	239,128
Freddie Mac Non Gold Pool 2% 3/1/2052	17,121,876	13,950,185
Freddie Mac Non Gold Pool 2.5% 4/1/2052	21,825,872	18,699,875
Freddie Mac Non Gold Pool 5.5% 4/1/2055	7,133,258	7,266,535
Freddie Mac Non Gold Pool 5.5% 7/1/2053	6,011,813	6,114,743
Freddie Mac Non Gold Pool 6% 11/1/2054	680,563	705,472
Freddie Mac Non Gold Pool 6% 6/1/2054	10,437,927	10,816,700
Freddie Mac Non Gold Pool 6.5% 1/1/2055	6,718,805	7,073,175
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,456,832	1,543,799
Freddie Mac Non Gold Pool 6.5% 11/1/2054	614,887	651,401
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,614,253	1,710,618
Freddie Mac Non Gold Pool 7% 1/1/2055	49,242	52,606
Freddie Mac Non Gold Pool 7% 1/1/2055	27,475	29,299
Freddie Mac Non Gold Pool 7% 10/1/2055	38,165	41,008
Freddie Mac Non Gold Pool 7% 11/1/2055	157,302	167,635
Freddie Mac Non Gold Pool 7% 12/1/2053	63,443	67,786
Freddie Mac Non Gold Pool 7% 12/1/2054	35,689	38,323
Freddie Mac Non Gold Pool 7% 3/1/2055	86,944	92,607
Freddie Mac Non Gold Pool 7% 7/1/2055	42,662	45,840
Freddie Mac Non Gold Pool 7% 9/1/2055	39,006	41,409
Ginnie Mae I Pool 2% 10/20/2052	1,207,610	991,421
Ginnie Mae I Pool 2% 9/20/2052	128,041	105,249
Ginnie Mae I Pool 2.5% 1/20/2051	20,732	17,790
Ginnie Mae I Pool 2.5% 10/20/2051	6,692,083	5,744,574
Ginnie Mae I Pool 2.5% 10/20/2051	3,132,691	2,689,144
Ginnie Mae I Pool 2.5% 10/20/2051	2,920,271	2,506,800
Ginnie Mae I Pool 2.5% 11/20/2051	1,370,151	1,175,300
Ginnie Mae I Pool 2.5% 12/20/2051	2,325,717	1,994,973
Ginnie Mae I Pool 2.5% 12/20/2051	1,565,504	1,342,871
Ginnie Mae I Pool 2.5% 12/20/2051	20,296	17,340
Ginnie Mae I Pool 2.5% 4/20/2051	61,435	52,737
Ginnie Mae I Pool 2.5% 6/20/2051	2,446,530	2,100,134
Ginnie Mae I Pool 2.5% 8/20/2051	3,699,447	3,176,811
Ginnie Mae I Pool 3.5% 10/20/2052	2,685,726	2,442,900
Ginnie Mae I Pool 3.5% 7/20/2052	14,016,396	12,757,884
Ginnie Mae I Pool 3.5% 8/20/2052	8,346,971	7,597,508
Ginnie Mae I Pool 3.5% 9/20/2052	6,465,296	5,884,786
Ginnie Mae I Pool 4.5% 4/20/2053	20,156	19,535
Ginnie Mae I Pool 5.5% 3/20/2054	3,184,975	3,232,503
Ginnie Mae II Pool 2% 10/20/2050	8,426,614	6,925,961
Ginnie Mae II Pool 2% 6/1/2056 (d)	165,325,000	135,678,028
Ginnie Mae II Pool 2% 6/20/2054	149,430	122,772
Ginnie Mae II Pool 2% 7/20/2054	183,754	150,858
Ginnie Mae II Pool 2% 8/20/2050	3,880,740	3,189,638
Ginnie Mae II Pool 2% 8/20/2053	186,629	153,189
Ginnie Mae II Pool 2% 9/20/2050	7,963,776	6,545,548
Ginnie Mae II Pool 2.5% 6/1/2056 (d)	151,075,000	129,299,533
Ginnie Mae II Pool 2.5% 6/20/2051	1,936,336	1,659,152
Ginnie Mae II Pool 2.5% 7/20/2051	62,663	53,693
Ginnie Mae II Pool 3% 12/20/2046	8,550,234	7,722,998
Ginnie Mae II Pool 3% 3/20/2050	1,269,196	1,132,519
Ginnie Mae II Pool 3% 4/20/2052	51,741,980	46,052,784
Ginnie Mae II Pool 3% 5/20/2051	7,920,381	7,055,079
Ginnie Mae II Pool 3% 5/20/2052	36,633,642	32,619,965
Ginnie Mae II Pool 3% 6/20/2050	65,731	58,653
Ginnie Mae II Pool 3% 6/20/2051	2,099,039	1,868,734
Ginnie Mae II Pool 3% 7/20/2051	2,655,715	2,365,578
Ginnie Mae II Pool 3% 8/20/2051	3,156,172	2,811,360
Ginnie Mae II Pool 3% 9/20/2051	38,189	34,017
Ginnie Mae II Pool 3.5% 8/20/2052	15,377,984	13,923,931
Ginnie Mae II Pool 4.5% 11/20/2054	32,215,111	31,069,512
Ginnie Mae II Pool 5% 11/20/2054	1,474,535	1,459,695
Ginnie Mae II Pool 5% 12/20/2054	4,626,668	4,581,190
Ginnie Mae II Pool 5% 6/1/2056 (d)	189,550,000	187,229,491
Ginnie Mae II Pool 5% 7/1/2056 (d)	68,250,000	67,329,157
Ginnie Mae II Pool 5.5% 1/20/2055	2,700,761	2,741,064
Ginnie Mae II Pool 5.5% 12/20/2054	3,340,706	3,394,735
Ginnie Mae II Pool 5.5% 12/20/2054	1,927,941	1,947,674
Ginnie Mae II Pool 5.5% 6/1/2056 (d)	308,725,000	310,643,634
Ginnie Mae II Pool 5.5% 7/1/2056 (d)	206,125,000	207,059,777
Ginnie Mae II Pool 6% 12/20/2054	3,740,103	3,833,087
Ginnie Mae II Pool 6% 6/1/2056 (d)	132,225,000	134,701,111
Ginnie Mae II Pool 6% 7/1/2056 (d)	87,025,000	88,607,080
Uniform Mortgage Backed Securities 2% 6/1/2056 (d)	197,500,000	158,023,147
Uniform Mortgage Backed Securities 2% 7/1/2056 (d)	140,650,000	112,498,030
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (d)	2,100,000	1,758,668
Uniform Mortgage Backed Securities 3% 6/1/2056 (d)	175,000	152,906
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (d)	17,200,000	15,642,593
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (d)	34,700,000	33,322,844
Uniform Mortgage Backed Securities 5% 6/1/2041 (d)	36,525,000	36,713,330
Uniform Mortgage Backed Securities 5% 6/1/2056 (d)	270,650,000	266,378,819
Uniform Mortgage Backed Securities 5% 7/1/2041 (d)	9,275,000	9,310,867
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (d)	7,300,000	7,335,360
Uniform Mortgage Backed Securities 6% 6/1/2056 (d)	23,975,000	24,480,724
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (d)	22,200,000	23,067,188
TOTAL UNITED STATES		4,528,069,344
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,501,054,580)		4,528,069,344

U.S. Treasury Obligations - 4.0%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.75 to 4.88	34,870,000	33,442,509
US Treasury Bonds 4.625% 11/15/2045	4.65 to 4.99	2,390,000	2,283,944
US Treasury Bonds 4.625% 11/15/2055	4.88 to 4.89	9,950,000	9,393,422
US Treasury Bonds 4.75% 2/15/2056	4.70	2,160,000	2,081,700
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.78	5,440,000	5,371,788
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	14,650,580	13,634,207
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	4,503,538	4,193,146
US Treasury Notes 3.5% 1/15/2029	3.56 to 3.65	40,730,000	40,181,101
US Treasury Notes 3.5% 2/28/2031	3.95	10,010,000	9,740,199
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	2,250,000	2,217,832
US Treasury Notes 3.875% 4/15/2029	3.80 to 3.91	26,860,000	26,731,995
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.49	7,970,000	7,895,281
US Treasury Notes 4.25% 3/31/2033	4.17	500,000	499,219
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	5,027
US Treasury Notes 4.75% 2/15/2045	4.87 to 5.01	20,990,000	20,438,193
TOTAL U.S. TREASURY OBLIGATIONS (Cost $180,151,261)			178,109,563

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $157,059,457)	3.67	157,028,051	157,059,457

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	15,730,000	940,532
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	7,400,000	235,047
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	10,820,000	658,733
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	15,700,000	944,215
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	56,200,000	627,364
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	13,890,000	786,731
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	11,720,000	235,766
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	33,200,000	1,137,335
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	19,700,000	498,641
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	133,540,000	965,294
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	25,610,000	1,087,200
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	24,220,000	894,478

TOTAL PURCHASED SWAPTIONS (Cost $8,316,370)			9,011,336

TOTAL INVESTMENT IN SECURITIES - 145.1% (Cost $6,445,474,165)	6,476,600,544
NET OTHER ASSETS (LIABILITIES) - (45.1)%	(2,012,870,411)
NET ASSETS - 100.0%	4,463,730,133

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(68,250,000)	(67,414,470)
Ginnie Mae II Pool 5.5% 6/1/2056	(206,125,000)	(207,406,005)
Ginnie Mae II Pool 6% 6/1/2056	(87,975,000)	(89,622,464)
Uniform Mortgage Backed Securities 2% 6/1/2056	(199,700,000)	(159,783,405)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(2,100,000)	(1,758,668)
Uniform Mortgage Backed Securities 3% 6/1/2056	(175,000)	(152,906)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(7,600,000)	(6,911,844)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(34,700,000)	(33,322,844)
Uniform Mortgage Backed Securities 5% 6/1/2041	(22,775,000)	(22,892,432)
Uniform Mortgage Backed Securities 5% 6/1/2056	(103,900,000)	(102,260,333)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(81,600,000)	(81,995,254)
Uniform Mortgage Backed Securities 6% 6/1/2056	(87,425,000)	(89,269,125)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(22,200,000)	(23,067,188)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(885,856,938)

TOTAL TBA SALE COMMITMENTS (Proceeds $881,115,341)		(885,856,938)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	29,000,000	(1,714,856)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	9,600,000	(536,557)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,610,000	(198,791)

TOTAL CALL SWAPTIONS			(2,450,204)
TOTAL WRITTEN SWAPTIONS (Cost $(2,617,179))			(2,450,204)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	129	9/2026	14,175,891	(1,919)
CBOT 2Y US Treasury Notes Contracts (United States)	2,626	9/2026	542,597,250	615,975
CBOT US Treasury Ultra Bond Contracts (United States)	244	9/2026	27,953,250	313,542
TOTAL LONG				927,598

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	703	(765)	(62)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,636	(29,235)	(599)
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	196,923	(154,699)	42,224
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	79,564	(48,923)	30,641
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	55,695	(27,310)	28,385
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	39,782	(18,818)	20,964
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	31,826	(14,144)	17,682
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	1,200,000	181,756	(76,152)	105,604
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	30,293	(12,943)	17,350
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	106,025	(48,499)	57,526
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	79,564	(48,179)	31,385
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	1,345,000	189,187	(182,012)	7,175
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	700,000	106,025	(101,435)	4,590
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	30,293	(28,617)	1,676
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	800,000	121,171	(112,259)	8,912
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	18,500,000	(70,689)	(33,540)	(104,229)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	31,826	(28,097)	3,729
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	112,528	(111,757)	771
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	30,000,000	(83,433)	44,649	(38,784)
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,100,000	(5,840)	2,672	(3,168)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	63,652	(60,398)	3,254
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	1,300,000	88,768	(97,969)	(9,201)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	20,485	(23,731)	(3,246)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	54,626	(73,251)	(18,625)

TOTAL BUY PROTECTION							1,489,366	(1,285,412)	203,954
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	25,000,000	(223,943)	333,893	109,950
CMBX BBB- Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	3%	Monthly	784,000	(143,698)	125,452	(18,246)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	5,200,000	(46,580)	67,091	20,511
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,700,000	(24,186)	20,424	(3,762)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	3,700,000	(33,143)	44,306	11,163
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	350,000	(77,553)	73,497	(4,056)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	900,000	(213,578)	215,025	1,447
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly	700,000	(155,106)	150,355	(4,751)

TOTAL SELL PROTECTION							(917,787)	1,030,043	112,256
TOTAL CREDIT DEFAULT SWAPS							571,579	(255,369)	316,210

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	694,833,000	6,427,964	0	6,427,964
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	2,700,000	(6,798)	0	(6,798)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	27,590,000	(310,426)	0	(310,426)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2030	17,383,000	(270,725)	0	(270,725)
TOTAL INTEREST RATE SWAPS							5,840,015	0	5,840,015

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,718,922.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $10,544,504.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,072,004.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $702,526,073 or 15.7% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	118,661,150	1,301,601,822	1,263,212,659	2,568,499	9,144	-	157,059,457	157,028,051	0.2%
Total	118,661,150	1,301,601,822	1,263,212,659	2,568,499	9,144	-	157,059,457

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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